Filed pursuant to Rule 497(e)
File Nos. 333-240059; 811-03373

SEGALL BRYANT & HAMILL TRUST (the “Trust”)

Segall Bryant & Hamill Emerging Markets Fund (the “Fund”)

Supplement dated September 19, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated May 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus and SAI for the Fund.

The following information supplements and supersedes any information to the contrary relating to the Fund contained in the Summary Prospectus, Prospectus, or SAI.

Effective on September 21, 2024 (the “Effective Date”) the Fund’s classification will change from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus and SAI to the Fund being classified as “non-diversified” are hereby deleted in their entirety.

Accordingly, as of the Effective Date, the “Non-Diversification Risk” is removed from the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus and Prospectus:

The “Non-Diversification Risk” row in the “Principal and Non-Principal Risks of the Funds” table related to the Segall Bryant & Hamill Emerging Markets Fund in the Prospectus is deleted and replaced with the following:

Risk	Segall Bryant & Hamill Emerging Markets Fund
Non-Diversification Risk	N/A

N/A – Risk is not applicable to the Fund

In addition, the second paragraph under “Non-Diversification Risk” in the “General Portfolio Policies” section of the Prospectus is hereby deleted.

Also as of the Effective Date, the first sentence in the “Investment Limitations” section of the SAI is deleted and replaced with the following:

“The Funds (other than the Segall Bryant & Hamill Colorado Tax Free Fund and the Barrett Opportunity Fund, which are each non-diversified) are diversified portfolios of the Trust for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).”

Further Information

For further information, please contact the Funds toll-free at 1-800-392-2673. You may also obtain additional copies of the Fund’s Summary Prospectuses, Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Fund’s website at www.sbhfunds.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE